FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	$ 52,349	$ 51,656	[1]
Carrying amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1,361	1,311
Financial liabilities	5,618	5,892
Carrying amount | Other investments [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	37	131
Carrying amount | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	980	940
Carrying amount | Contingent consideration [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	344	240
Carrying amount | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,682	4,703
Carrying amount | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	176	386
Carrying amount | Other Liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	760	803
Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1,361	1,311
Financial liabilities	5,814	6,159
Assets (liabilities)	705
Recurring fair value measurement | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	37
Recurring fair value measurement | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	149
Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	519
Recurring fair value measurement | Other investments [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	37	131
Assets	37
Recurring fair value measurement | Other investments [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	37
Recurring fair value measurement | Other investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Other investments [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	(176)
Recurring fair value measurement | Derivatives | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Derivatives | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	(176)
Recurring fair value measurement | Derivatives | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	325
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	325
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Receivable from NOVAGOLD
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	175
Recurring fair value measurement | Receivable from NOVAGOLD | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Receivable from NOVAGOLD | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Receivable from NOVAGOLD | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	175
Recurring fair value measurement | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	980	940
Recurring fair value measurement | Contingent consideration [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	344	240
Assets	344
Recurring fair value measurement | Contingent consideration [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Contingent consideration [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Contingent consideration [member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	344
Recurring fair value measurement | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,878	4,970
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	176	386
Recurring fair value measurement | Other Liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	$ 760	$ 803

[1]	2025 figures have been revised to reflect an update to the provisional purchase price allocation relating to Loulo-Gounkoto. Refer to note 4 for further details.